Description of Organization and Business Operations (Details) - Stable Road Acquisition Corp [Member] - USD ($)			6 Months Ended	12 Months Ended
	Oct. 07, 2020	Nov. 13, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Underwriting fees			$ 3,450,000
Deferred underwriting fees			6,900,000	$ 6,900,000
Offering costs			$ 574,857	$ 574,857
Net offering proceeds		$ 172,500,000
Share price unit (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00
Percentage of assets held in trust account				80.00%
Dissolution expenses			$ 100,000	$ 100,000
AggregateOfPublicSharesPercentage			15.00%	15.00%
Obligation to redeem public			100.00%	100.00%
Interest expense			$ 100,000
Initial public offering (in Dollars per share)			$ (10.00)	$ (10.00)
Description of merger agreement			the Merger Agreement, the aggregate merger consideration payable to the equityholders of Momentus will be paid in equity consideration equal to $566,600,000, minus Momentus’ indebtedness for borrowed money as of the closing of the Mergers (the “Closing”), plus the amount of Momentus’ cash and cash equivalents (excluding restricted cash as determined in accordance with GAAP, any cash being held on behalf of Momentus’ customers and any security deposits for leases) as of the Closing, plus the aggregate exercise price of all outstanding options and warrants (the “Merger Consideration”). The Merger Consideration payable to the stockholders of Momentus will be paid in shares of newly issued Class A common stock of SRAC, with a deemed value of $10 per share.	the Merger Agreement, the aggregate merger consideration payable to the equityholders of Momentus will be paid in equity consideration equal to $1,131,000,000, minus Momentus’ indebtedness for borrowed money as of the closing of the Mergers (the “Closing”), plus the amount of Momentus’ cash and cash equivalents (excluding restricted cash as determined in accordance with GAAP, any cash being held on behalf of Momentus’ customers and any security deposits for leases) as of the Closing, plus the aggregate exercise price of all outstanding options and warrants (the “Merger Consideration”). The Merger Consideration payable to the stockholders of Momentus will be paid in shares of newly issued Class A common stock of SRAC, with a deemed value of $10 per share.
Purchase price per share (in Dollars per share)			$ 10.00
Transaction costs				$ 10,924,857
Underwriting fees				$ 3,450,000
Merger Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Repurchase agreement description				the Company and Momentus entered into a repurchase agreement (the “Repurchase Agreement”) pursuant to which, among other things, the Company has agreed to repurchase a certain number of shares of Class A common stock from an investor in Momentus, at a purchase price of $10.00 per share, immediately following the Closing (the “Repurchase”). The Repurchase is contingent on the amount of available cash the Company has at the Closing from (a) the Private Placement (and any alternative financing arranged by the Company and Momentus in the event the Private Placement becomes unavailable) and (b) the funds in the Company’s trust account (after taking into account payments required to satisfy SRAC’s stockholder redemptions), after further deducting the amount of the Company’s transaction expenses and Momentus’ transaction expenses (“Net Proceeds”) being in excess of $265 million. If Net Proceeds exceed $265,000,000 but are less than $280,000,000, the number of shares of Class A common stock subject to the Repurchase will be equal to the amount by which Net Proceeds exceed $250 million, divided by $10.00. In the event Net Proceeds are in excess of $280,000,000, the number of shares of Class A common stock subject to the Repurchase will be equal to $30,000,000, divided by $10.00. At the closing of the Repurchase, the Company will be entitled to deduct from such cash payment an amount equal to 3.3% of such cash payment (representing PML’s obligation to pay Momentus a portion of its transaction expenses).
Investors [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per warrant (in Dollars per share)			$ 11.50
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs			$ 10,924,857
Percentage of assets held in trust account			80.00%
Business combination of voting interest, percentage			50.00%	50.00%
Net tangible assets of business combination			$ 5,000,001	$ 5,000,001
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
(in Shares)		17,250,000
Gross proceeds		$ 172,500,000
Net offering proceeds		$ 172,500,000
Initial public offering (in Dollars per share)		$ 17,250,000
Description of business combination agreement			(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets less taxes payable. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. The Company’s independent registered public accounting firm and the underwriter of the Initial Public Offering will not execute agreements with the Company waiving such claims to the monies held in the Trust Account.	(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets less taxes payable. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. The Company’s independent registered public accounting firm and the underwriter of the Initial Public Offering will not execute agreements with the Company waiving such claims to the monies held in the Trust Account.
Common stock shares purchased (in Shares)			19,662
Description of outstanding voting securities				The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
(in Shares)		2,250,000
Price per share (in Dollars per share)		$ 10.00
Share price unit (in Dollars per share)		$ 10.00
Purchase an additional units (in Shares)		2,250,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
(in Shares)			545,000
Price per share (in Dollars per share)			$ 10.00
Gross proceeds		$ 5,450,000	$ 5,450,000
Share price unit (in Dollars per share)		$ 10.00
Initial public offering (in Shares)		545,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares purchased (in Shares)			6,379,970	6,668,084	2,369,468
Description of business combination				(a) approval by SRAC’s stockholders and Momentus’ stockholders, (b) SRAC having at least $5,000,001 of net tangible assets as of the effective time of the consummation of the Mergers, and (c) the approval of the listing of the shares of Class A common stock to be issued in connection with the Closing on The Nasdaq Stock Market LLC and the effectiveness of a Registration Statement on Form S-4. The Merger Agreement may be terminated under certain customary and limited circumstances prior to the consummation of the Mergers.
Repurchase agreement description			Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Class A Common Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquired description			(a) approval by SRAC’s stockholders and Momentus’ stockholders, (b) SRAC having at least $5,000,001 of net tangible assets as of the effective time of the consummation of the Mergers, and (c) the approval of the listing of the shares of Class A common stock to be issued in connection with the Closing on The Nasdaq Stock Market LLC and the effectiveness of a Registration Statement on Form S-4. The Merger Agreement may be terminated under certain customary and limited circumstances prior to the consummation of the Mergers.
Class A Common Stock [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
(in Shares)	11,000,000
Price per share (in Dollars per share)	$ 10.00
Purchase an aggregate of shares (in Shares)	11,000,000
Repurchase agreement description				Each Placement Unit consists of one share of Class A common stock (“Placement Share”) and one-half of one redeemable warrant (“Placement Warrant”). Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account.